Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 01, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Blue Chip Growth Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000902259
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
Prospectus Date	rr_ProspectusDate	Jul. 01, 2011